February 28, 2008

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-CSR
John Hancock Capital Series (the “Registrant”) on behalf of:
John Hancock Core Equity Fund
John Hancock U.S. Global Leaders Growth Fund
John Hancock Classic Value Fund
John Hancock Classic Value Fund II
John Hancock Large Cap Select Fund
John Hancock International Classic Value Fund

File Nos. 2-29502; 811-1677

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant’s Form N-CSR filing for the period ending December 31, 2007.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 663-4324.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette
Senior Counsel and Assistant Secretary